Rule 497(e)

Registration Nos. 333-168727 and 811-22452

First Trust Series Fund

(the “Trust”)

First Trust/Confluence Small Cap Value Fund

(the “Fund”)

Supplement to the Fund’s Prospectus
and Statement of Additional Information

June 7, 2023

The supplement to the Fund’s prospectus and statement of additional information dated May 8, 2023 is hereby removed.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE